LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details) (USD $)	6 Months Ended	12 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 02, 2009	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]
Stock price	$ 0.35					$ 0.35	$ 0.08	$ 0.08		$ 0.08	$ 0.08	$ 0.08		$ 0.50	$ 0.50		$ 0.50	$ 0.50	$ 0.50
Exercise price	$ 0.46					$ 0.46	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.65	$ 0.65		$ 0.65	$ 0.65	$ 0.65
Expected life	2 years 6 months						2 years	3 years	3 years	3 years	2 years	2 years	2 years 6 months	6 years 6 months	6 years 6 months	10 years	10 years	6 years 6 months	6 years 6 months	7 years 6 months
Expected volatility - Minimum	54.00%	54.00%	54.00%	54.00%	53.00%
Expected volatility - Maximum	68.00%	68.00%	68.00%	68.00%	66.00%
Assumed dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate - Minimum	0.13%	0.13%	0.13%	0.13%	2.00%
Risk-free interest rate - Maximum	2.97%	2.97%	2.97%	2.97%	4.50%